Cover	Jan. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2026
Entity File Number	333-275154
Entity Registrant Name	Figure Certificate Company
Entity Central Index Key	0001974395
Entity Tax Identification Number	92-3576834
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	650 California Street
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	(628)
Local Phone Number	236-5820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false